07081716

AMERICAN STOCK EXCHANGE
Equities Options ETFs

CERTAMX

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

November 8, 2007

RECD S.E.C.
NOV 0 8 2007
1086

1-33769

Ms. Cecile Peters
Chief, IT Services
Division of Corporate Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on October 25, 2007 the American Stock Exchange LLC (the "Exchange") received from Capitol Acquisition Corp (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Units, each consisting of one share of Common Stock and one Warrant

Common Stock, $.0001 par value

Warrants, exercisable for Common Stock at an exercise price of $7.50 per share

PROCESSED
NOV 14 2007
THOMSON FINANCIAL

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer
Managing Director
Listing Qualifications Department

cc: Herbert Scholl

END